Feb. 27, 2020

Vanguard International Explorer™ Fund

Supplement Dated August 24, 2020, to the Prospectus and Summary Prospectus Dated February 27, 2020

Restructuring of the Investment Advisory Team

The Board of Trustees of Vanguard Whitehall Funds, on behalf of Vanguard International Explorer Fund (the Fund), has approved a restructuring of the Fund's investment advisory team, adding Baillie Gifford Overseas Limited (Baillie Gifford) as a new investment advisor to the Fund.

The Fund operates under the terms of an SEC exemption, whereby the Fund's Board of Trustees may, without prior approval from shareholders, hire a new advisor.

Effective immediately, Baillie Gifford manages a portion of the Fund's assets along with the Fund's existing advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Fund. The Fund's Board of Trustees determines the proportion of the Fund's assets to be managed by each advisor and may change these proportions at any time.

In connection with the addition of Baillie Gifford to the Fund, effective immediately, Brian Lum and Stephen Vaughan are added as co-portfolio managers of the Baillie Gifford portion of the Fund.

Also effective immediately, the following other changes to the Fund's investment advisors are made:

  Mary L. Pryshlak, who leads Wellington Management Company LLP's (Wellington Management) International Small Cap Research Equity team, is added as a portfolio manager of the Wellington Management portion of the Fund. She replaces Simon Thomas, who led the International Small Cap Equity team managing Wellington Management's portion of the Fund since 2010. Mr. Thomas is removed as a portfolio manager of the Fund, and all references to Mr. Thomas and corresponding disclosure related to Mr. Thomas in the Fund's Prospectus and Summary Prospectus are hereby deleted.

  Luke Biermann is added as a co-portfolio manager for Schroder Investment Management North America Inc.'s (Schroders) portion of the Fund, joining existing Schroders portfolio manager Matthew Dobbs who will be retiring from that role at the end of March 2021.

The Fund's investment objective, principal investment strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following table under the "Fees and Expenses" heading in the Fund Summary section is restated as follows:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.38%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.41%

1 The expense information shown in the table reflects estimated amounts for the current fiscal year.

In the same section, the following table under "Example" is restated as follows:

1 Year	3 Years	5 Years	10 Years
$42	$132	$230	$518

The following text is added under the "Investment Advisors" heading in the Fund Summary section:

Baillie Gifford Overseas Limited (Baillie Gifford)

In the same section, the following replaces in its entirety the text under "Portfolio Managers":

Matthew Dobbs, Head of Global Small Companies for Schroders and Chair of its International Smallcap Investment Committee. He has managed a portion of the Fund since 2000 (co-managed since 2020).

Luke Biermann, CFA, Portfolio Manager at Schroders. He has co-managed a portion of the Fund since 2020.

Mary Pryshlak, CFA, Senior Managing Director and Head of Investment Research at Wellington Management. She has managed a portion of the Fund since 2020.

Magnus S. Larsson, Director and Portfolio Manager at TimesSquare Capital. He has managed a portion of the Fund since 2017.

Brian Lum, CFA, Chairman of International Smaller Companies Portfolio Construction Group for Baillie Gifford. He has co-managed a portion of the Fund since 2020.

Stephen Vaughan, CFA, Portfolio Manager at Baillie Gifford. He has co-managed a portion of the Fund since 2020.

Prospectus Text Changes

In the More on the Fund section, the following is added to the list of advisors under the "Security Selection" heading on page 8:

Baillie Gifford follows an investment approach based on making long-term investments in well-researched and well-managed businesses with above-average growth potential. Baillie Gifford analyzes a company's ability to grow at an above-average rate by considering the industry in which it operates, any sustainable competitive advantages the company has within that industry, the ability of management to execute on the market opportunity before them, and whether the company can fund growth with internally generated cash flows. Baillie Gifford also considers the valuation of the company to understand the extent to which the market has already appreciated these factors. Historically, Baillie Gifford has been willing to pay a premium for companies it believes can deliver superior growth.

In the same section, the following replaces in its entirety similar text on page 9 for Wellington Management:

Wellington Management allocates assets to a team of Wellington Management investment professionals who are primarily Global Industry Analysts (GIAs). The relative size of each analyst's sub-portfolio of assets is roughly proportionate to the relative weight of the analyst's coverage universe in the MSCI EAFE Small Cap Index.

Wellington Management employs a bottom-up approach that seeks to add value through in-depth fundamental research and understanding of its industries. Wellington Management believes that the experience of covering the same companies over a period of many years provides the GIAs with in-depth knowledge of their coverage, which in turn leads to better and more timely decisions and increases their potential to produce superior results. The strategy combines a blend of investment disciplines, which diversifies investment style risk, as individual analysts have developed valuation methodologies that have proved most relevant to their particular industries. The country weights are determined by the stock selection process.

The following is added as an additional bullet to the list of investment advisors under the "Investment Advisors" heading beginning on page 14:

  Baillie Gifford Overseas Ltd., Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland, is an investment advisory firm founded in 1983. Baillie Gifford is wholly owned by a Scottish investment company, Baillie Gifford & Co. Founded in 1908, Baillie Gifford & Co., one of the largest independently owned investment management firms in the United Kingdom, manages money primarily for institutional clients. Baillie Gifford began managing a portion of the Fund in 2020. As of June 30, 2020, Baillie Gifford & Co. had assets under management that totaled approximately $323 billion.

In the same section, the following replaces in its entirety similar text on page 16:

The managers primarily responsible for the day-to-day management of the Fund are:

Matthew Dobbs, Head of Global Small Companies for Schroders and Chair of its International Smallcap Investment Committee. He has been with Schroders since 1981 and has managed a portion of the Fund since 2000 (co-managed since 2020). Education: B.A., Worcester College, University of Oxford.

Luke Biermann, CFA, Portfolio Manager at Schroders. He has worked in investment management since 2006, has managed investment portfolios for Schroders since 2011, and has co-managed a portion of the Fund since 2020. Education: B.Sc., Bath University.

Mary L. Pryshlak, CFA, Senior Managing Director and Head of Investment Research at Wellington Management. She has worked in investment management since 1994, has been with Wellington Management since 2004, has managed investment portfolios for Wellington Management since 2007, and has managed a portion of the Fund since 2020. Education: B.A., Rutgers College.

Magnus S. Larsson, Director and Portfolio Manager at TimesSquare Capital. He has worked in investment management since 1995, has managed investment portfolios since 2000, has been with TimesSquare Capital since 2012, and has managed a portion of the Fund since 2017. Education: B.S., B.A., University of Orebro, Sweden.

Brian Lum, CFA, Chairman of International Smaller Companies Portfolio Construction Group for Baillie Gifford. He has worked in investment management since 2006, has managed investment portfolios since 2009, has been with Baillie Gifford since 2006, and has co-managed a portion of the Fund since 2020. Education: M.Sci. and B.A., University of Cambridge.

Stephen Vaughan, CFA, Portfolio Manager at Baillie Gifford. He has worked in investment management since 2012, has managed investment portfolios since 2015, has been with Baillie Gifford since 2012, and has co-managed a portion of the Fund since 2020. Education: B.A., University of Oxford; M.A., University of Exeter.

The Fund's Statement of Additional Information provides information about each portfolio manager's compensation, other accounts under management, and ownership of shares in the Fund.

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